14. Commitments (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
2016	$ 11,478	$ 23,032
2017	24,305	24,305
2018	25,154	25,154
2019	8,615	8,615
Total	69,552	81,106
Minimum Obligation
2016	54,876	109,720
2017	46,568	46,568
2018	25,154	25,154
2019	8,615	8,615
Total	135,213	190,057
Sublease Rentals
2016	43,398	86,688
2017	22,263	22,263
2018		0
2019		0
Total	$ 65,661	$ 108,951